Note 7 - Due to Related Parties (Tables)	12 Months Ended
Nov. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	November 30,	November 30,
	2016	2015
	$	$
Convertible debenture payable to two directors and officers
of the Company, unsecured, 12% annual interest rate,
payable monthly	1,494,764	1,518,429